Cover	Aug. 04, 2022
Cover [Abstract]
Document Type	S-3
Amendment Flag	false
Entity Registrant Name	EBET, Inc.
Entity Central Index Key	0001829966
Entity Tax Identification Number	85-3201309
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	197 E. California Ave. Ste. 302
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89104
City Area Code	888
Local Phone Number	411-2726
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false